Working capital - Analysis of expected credit loss allowance for doubtful debts (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Summary Of Additional Information About Working Capital [Abstract]
Balance at beginning of the year	£ 112	£ 160	£ 113
Exchange differences	6	(13)	(3)
Income statement charge/(release)	21	(15)	55
Written off	(21)	(20)	(5)
Ending balance	£ 118	£ 112	£ 160